Commitments and Contingencies Liabilities (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Liabilities (Textual)
Research and development expenses			$ 4,089	$ 904	$ 131
Royalty, description
The Company obtained grants from the Israel Innovation Authority (“IIA”) for participation in research and development for the years 2011 through 2013, and, in return, the Company is obligated to pay royalties amounting to 3%-5% of its future sales up to the amount of the grant.

Grants obtained amount			$ 613	$ 553
Monthly lease payment			$ 14
Lease agreement, description			In June 2016, the Company entered into an office lease agreement, which will end on September 30, 2018. In May 2017, and in November 2017 the Company entered into two additional office lease agreements, which will end on September 28, 2018 and November 21, 2018, respectively.
Operating leases expire date			Dec. 31, 2020
Magna [Member]
Commitments and Contingencies Liabilities (Textual)
Research and development expenses	$ 55	₪ 200